ALLOWANCE FOR CREDIT LOSSES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Credit Loss [Abstract]
ALLOWANCE FOR CREDIT LOSSES	ALLOWANCE FOR CREDIT LOSSES
The following table summarizes the allowance for credit losses, which primarily relate to unsecured balances of receivables from users due to fraudulent, unlawful or otherwise inappropriate customer behavior, such as when customers initiate deposits into their accounts, make trades on our platform using a short-term extension of credit from us, and then repatriate or reverse the deposits, resulting in a loss to us of the credited amount (“Fraudulent Deposit Transactions”) and to a lesser extent, losses on margin borrowings, for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2020	2021	2020	2021
Beginning balance	$27,070	$30,875	$17,122	$34,092
Provision for credit losses	13,985	20,342	23,933	36,745
Write-offs	—	(15,964)	$—	$(35,584)
Ending balance	$41,055	$35,253	$41,055	$35,253
During the three and six months ended June 30, 2020, the provision for credit losses related to unsecured balances of receivables from users was $13.4 million and $23.3 million while the remaining $0.6 million and $0.6 million was related to other receivables. During the three and six months ended June 30, 2021, the provision for credit losses related to unsecured receivables from users was $19.0 million and $34.9 million while the remaining $1.3 million and $1.8 million was related to other receivables. As of June 30, 2020 and 2021, the ending allowance for credit losses related to unsecured balances of receivables from users was $40.4 million and $32.9 million while the remaining $0.7 million and $2.4 million were related to other receivables.
During the fourth quarter in the year ended December 31, 2020, we implemented our policy to write-off unsecured balances when the balance becomes outstanding for over 180 days. Previously, we did not have sufficient historical information to provide a reasonable basis upon which to write off balances.	ALLOWANCE FOR CREDIT LOSSES
The following table summarizes the allowance for credit losses, which primarily relate to unsecured balances of receivables from users due to Fraudulent Deposit Transactions and to a lesser extent, losses on margin borrowings, for the periods indicated:

	Year Ended December 31,
(in thousands)	2019	2020
Beginning balance	$6,013	$17,122
Provision for credit losses	11,109	59,134
Write-offs	—	(42,164)
Ending balance	$17,122	$34,092
During the years ended December 31, 2019 and 2020, the provision for credit losses related to unsecured balances from users was $11.1 million and $58.0 million while the remaining $1.1 million related to December 31, 2020 was related to other receivables. As of December 31, 2019 and 2020, the ending allowance for credit losses related to unsecured balances of receivables from users was $17.1 million and $33.5 million while the remaining $0.6 million in allowance for the year ended December 31, 2020 was related to other receivables.
In the year ended December 31, 2020, we implemented our policy to write-off unsecured balances when the balance becomes outstanding for over 180 days. Previously, we did not have sufficient historical information to provide a reasonable basis upon which to write off balances.